Private Placement (Details) - USD ($)			6 Months Ended	9 Months Ended
	Nov. 21, 2024	Nov. 04, 2024	Dec. 31, 2024	Sep. 30, 2025
Private Placement [Line Items]
Aggregate units				5,266,667
Price per share (in Dollars per share)		$ 10
Private placement amount (in Dollars)			$ 4,250,000
Public shares redemption percentage			100.00%	100.00%
Sponsor [Member]
Private Placement [Line Items]
Price per share (in Dollars per share)				$ 10
Price per share (in Dollars per share)			$ 10
Class A Ordinary Shares [Member]
Private Placement [Line Items]
Aggregate units	1
Price per share (in Dollars per share)		$ 10
Number of ordinary shares			1	1
Founder shares [Member]
Private Placement [Line Items]
Aggregate founder shares			5,266,667
Private Placement [Member]
Private Placement [Line Items]
Aggregate units				425,000
Private placement amount (in Dollars)		$ 4,250,000	$ 4,250,000	$ 4,250,000
Number of ordinary shares			1	1
Aggregate units		425,000	425,000
Price per share (in Dollars per share)		$ 10
Private Placement [Member] | Sponsor [Member]
Private Placement [Line Items]
Aggregate units				425,000
Price per share (in Dollars per share)				$ 10
Private placement amount (in Dollars)				$ 4,250,000
Aggregate units			425,000
Price per share (in Dollars per share)			$ 10